Unearned Revenue (Details) - Schedule of unearned revenue includes customer deposits and deferred revenue - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of unearned revenue includes customer deposits and deferred revenue [Abstract]
Beginning balance	$ 721,608	$ 564,227
Revenue recognized	(12,259,583)	(39,702,714)	$ (37,752,173)
Amounts collected or invoiced	13,324,356	39,860,095	37,953,449
Ending balance	$ 1,786,381	$ 721,608	$ 564,227